Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common shares	Additional paid-in capital	Subscription receivable	Retained earnings (deficit)	Accumulated other comprehensive loss	Non-controlling interests	Total
Balance at Sep. 30, 2021	$ 16,528	$ 11,464,979	$ (200,000)	$ 3,654,441			$ 14,935,948
Balance (in Shares) at Sep. 30, 2021	10,412,843
Net loss				(5,963,555)		(164,887)	(6,128,442)
Receipt of subscription receivable			200,000				200,000
Issuance of common shares for acquisition		7				2,344,995	2,345,002
Issuance of common shares for acquisition (in Shares)	201,614
Share-based compensation – common shares	$ 1,169	3,454,511					3,454,511
Share-based compensation – common shares (in Shares)	736,247
Share-based compensation – stock options		1,357,369					1,357,369
Currency translation adjustment					(28,939)		(28,939)
Balance at Sep. 30, 2022	$ 17,697	16,276,866		(2,309,114)	(28,939)	2,180,108	16,138,618
Balance (in Shares) at Sep. 30, 2022	11,350,704
Net loss				(6,659,441)		(410,421)	(7,069,862)
Share buyback		(7)					(7)
Share buyback (in Shares)	(201,614)
Share-based compensation – common shares	$ 1,348	1,794,831					1,796,179
Share-based compensation – common shares (in Shares)	849,083
Share-based compensation – stock options		265,631					265,631
Acquisition of additional interest in subsidiary		(208,321)				20,817	(187,504)
Currency translation adjustment					(7,345)		(7,345)
Balance at Sep. 30, 2023	$ 19,045	18,129,000		(8,968,555)	(36,284)	1,790,504	$ 10,933,710
Balance (in Shares) at Sep. 30, 2023	11,998,173						11,998,173
Net loss				(5,990,123)		(581,061)	$ (6,571,184)
Issuance of common stock for cash	$ 635	799,365					800,000
Issuance of common stock for cash (in Shares)	400,000
Share-based compensation – common shares	$ 1,134	833,265					834,399
Share-based compensation – common shares (in Shares)	715,000
Share-based compensation – stock options		1,142,787					1,142,787
Investment with 40% interest in SouthGilmore		(762,346)				4,500,074	3,737,728
Currency translation adjustment					481		481
Balance at Sep. 30, 2024	$ 20,814	$ 20,142,071		$ (14,958,678)	$ (35,803)	$ 5,709,517	$ 10,877,921
Balance (in Shares) at Sep. 30, 2024	13,113,173						13,113,173